Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	£ 10,170.7	£ 13,202.8
Other	1,468.8	1,842.0
Property, plant and equipment	876.0	1,083.0
Right-of-use assets	1,734.5
Interests in associates and joint ventures	813.0	796.8	[1]
Other investments	498.3	666.7
Deferred tax assets	187.9	153.0
Trade and other receivables	137.6	180.0
Non-current assets	15,886.8	17,924.3
Current assets
Corporate income tax recoverable	165.4	198.7
Trade and other receivables	11,822.3	13,101.5
Cash and short-term deposits	2,969.0	2,643.2
Subtotal of current assets before including assets classified as held for sale	14,956.7	15,943.4
Assets classified as held for sale	485.3
Total of current assets after including assets classified as held for sale	15,442.0	15,943.4
Current liabilities
Trade and other payables	(14,186.8)	(15,038.4)
Corporate income tax payable	(499.9)	(545.9)
Short-term lease liabilities	(302.2)
Bank overdrafts, bonds and bank loans	(461.3)	(1,025.1)
Current liabilities other than liabilities included in disposal groups classified as held for sale	(15,450.2)	(16,609.4)
Liabilities associated with assets classified as held for sale	(170.4)
Total of current liabilities after including liabilitites associated with assets as held for sale	(15,620.6)	(16,609.4)
Net current liabilities	(178.6)	(666.0)
Total assets less current liabilities	15,708.2	17,258.3
Non-current liabilities
Bonds and bank loans	(4,047.3)	(5,634.8)
Trade and other payables	(483.3)	(841.4)
Deferred tax liabilities	(379.8)	(479.5)
Provision for post-employment benefits	(159.0)	(184.3)
Provisions for liabilities and charges	(247.8)	(311.7)
Long-term lease liabilities	(1,947.5)
Non-current liabilities	(7,264.7)	(7,451.7)
Net assets	8,443.5	9,806.6
Equity
Called-up share capital	132.8	133.3
Share premium account	570.3	569.7
Other reserves	(501.2)	393.5
Own shares	(1,178.7)	(1,255.7)
Retained earnings	9,048.9	9,541.4
Equity shareholders' funds	8,072.1	9,382.2
Non-controlling interests	371.4	424.4
Total equity	£ 8,443.5	£ 9,806.6

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.